Segment Disclosures (Details) $ in Thousands	Dec. 31, 2024 CAD ($) segment	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of geographical areas [line items]
Number of reportable segments | segment	1
Property and equipment	$ 411	$ 282
Right-of-use-assets	901	365	$ 296
Canada
Disclosure of geographical areas [line items]
Property and equipment	203	246
Right-of-use-assets	74	111
Rest of world
Disclosure of geographical areas [line items]
Property and equipment	208	36
Right-of-use-assets	$ 827	$ 254